Commitments and Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments for Noncancelable Leases [Table Text Block]

	Capital leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2019	¥5,559	¥93,378
2020	4,297	79,284
2021	3,746	70,402
2022	2,784	61,145
2023	1,602	54,551
2024 and thereafter	3,513	311,437

Total minimum lease payments	¥21,501	¥670,197

Amount representing interest	(2,787)

Present value of minimum lease payments	¥18,714